Pay vs Performance Disclosure - USD ($)	2 Months Ended		3 Months Ended	5 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 26, 2025	Feb. 20, 2024	Apr. 07, 2023	Dec. 31, 2024	Aug. 03, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following disclosure sets forth information regarding pay versus performance for each of our principal executive officer (“PEO”) and our non-PEO named executive officers (“non-PEO NEOs”) for each of our fiscal years ended December 31, 2025, 2024 and 2023 in accordance with the SEC’s disclosure requirements.

Year	Summary Compensation Table Total for First PEO(1)	Compensation Actually Paid to First PEO(2)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to Second PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Income/ (Loss)
2025	$0	$0	$206,542	$206,542	$82,187	$82,187	$67.58	$1,072,434
2024	$37,500	$37,500	$402,250	$402,250	$0	$0	$4.63	$(4,224,278)
2023	$346,393	$346,393	$0	$0	$145,131	$145,131	$41.47	$(17,633,924)

(1)
The dollar amounts reported are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table (the “SCT”) for David Lazar (former Chief Executive Officer) for 2025, Jeremy Hitchcock (former Chief Executive Officer) for 2024 and Mehul Patel (former Chief Executive Officer) for 2023. Because the Company did not grant equity-based compensation to Jeremy Hitchcock or Mehul Patel or maintain defined benefit pension plans during the periods presented, the SCT Total for Jeremy Hitchcock and Mehul Patel was not subject to any such adjustments. Further, the equity award granted to David Lazar was fully-vested as of the date of grant, resulting in the fair value of the equity award as of the date of vesting, calculated pursuant to ASC 718, being equal to $402,250, the value of the equity award reported in the SCT. Accordingly, the Compensation Actually Paid for each PEO is the same as the total compensation reported in the SCT for each applicable year.

(2)
The dollar amounts reported are the amounts of total compensation reported in the “Total” column of the SCT for Li Wai Chung for 2025, David Lazar for 2024 and Jeremy Hitchcock for 2023. Because the Company did not grant equity-based compensation to Li Wai Chung or Jeremy Hitchcock or maintain defined benefit pension plans during the periods presented, the SCT Total for Li Wai Chung and Jeremy Hitchcock was not subject to any such adjustments. Further, the equity award granted to David Lazar was fully-vested as of the date of grant, resulting in the fair value of the equity award as of the date of vesting, calculated pursuant to ASC 718, being equal to $402,250, the value of the equity award reported in the SCT. Accordingly, the Compensation Actually Paid for each PEO is the same as the total compensation reported in the SCT for each applicable year.

(3)
Because the Company did not grant equity-based compensation to non-PEO NEOs or maintain defined benefit pension plans during the periods presented, the SCT Total was not subject to any such adjustments. Accordingly, the Average Compensation Actually Paid to non-PEO NEOs is the same as the average total compensation reported in the SCT for each applicable year.

(4)
Cumulative Total Shareholder Return is calculated based on a fixed $100 investment in the Company’s common stock on December 30, 2022, which was the market close on the last trading day before the earliest fiscal year in the table, through the end of the applicable fiscal year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table (the “SCT”) for David Lazar (former Chief Executive Officer) for 2025, Jeremy Hitchcock (former Chief Executive Officer) for 2024 and Mehul Patel (former Chief Executive Officer) for 2023. Because the Company did not grant equity-based compensation to Jeremy Hitchcock or Mehul Patel or maintain defined benefit pension plans during the periods presented, the SCT Total for Jeremy Hitchcock and Mehul Patel was not subject to any such adjustments. Further, the equity award granted to David Lazar was fully-vested as of the date of grant, resulting in the fair value of the equity award as of the date of vesting, calculated pursuant to ASC 718, being equal to $402,250, the value of the equity award reported in the SCT. Accordingly, the Compensation Actually Paid for each PEO is the same as the total compensation reported in the SCT for each applicable year.

(2)
The dollar amounts reported are the amounts of total compensation reported in the “Total” column of the SCT for Li Wai Chung for 2025, David Lazar for 2024 and Jeremy Hitchcock for 2023. Because the Company did not grant equity-based compensation to Li Wai Chung or Jeremy Hitchcock or maintain defined benefit pension plans during the periods presented, the SCT Total for Li Wai Chung and Jeremy Hitchcock was not subject to any such adjustments. Further, the equity award granted to David Lazar was fully-vested as of the date of grant, resulting in the fair value of the equity award as of the date of vesting, calculated pursuant to ASC 718, being equal to $402,250, the value of the equity award reported in the SCT. Accordingly, the Compensation Actually Paid for each PEO is the same as the total compensation reported in the SCT for each applicable year.

Adjustment To PEO Compensation, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table (the “SCT”) for David Lazar (former Chief Executive Officer) for 2025, Jeremy Hitchcock (former Chief Executive Officer) for 2024 and Mehul Patel (former Chief Executive Officer) for 2023. Because the Company did not grant equity-based compensation to Jeremy Hitchcock or Mehul Patel or maintain defined benefit pension plans during the periods presented, the SCT Total for Jeremy Hitchcock and Mehul Patel was not subject to any such adjustments. Further, the equity award granted to David Lazar was fully-vested as of the date of grant, resulting in the fair value of the equity award as of the date of vesting, calculated pursuant to ASC 718, being equal to $402,250, the value of the equity award reported in the SCT. Accordingly, the Compensation Actually Paid for each PEO is the same as the total compensation reported in the SCT for each applicable year.

(2)
The dollar amounts reported are the amounts of total compensation reported in the “Total” column of the SCT for Li Wai Chung for 2025, David Lazar for 2024 and Jeremy Hitchcock for 2023. Because the Company did not grant equity-based compensation to Li Wai Chung or Jeremy Hitchcock or maintain defined benefit pension plans during the periods presented, the SCT Total for Li Wai Chung and Jeremy Hitchcock was not subject to any such adjustments. Further, the equity award granted to David Lazar was fully-vested as of the date of grant, resulting in the fair value of the equity award as of the date of vesting, calculated pursuant to ASC 718, being equal to $402,250, the value of the equity award reported in the SCT. Accordingly, the Compensation Actually Paid for each PEO is the same as the total compensation reported in the SCT for each applicable year.

Non-PEO NEO Average Total Compensation Amount								$ 82,187	$ 0	$ 145,131
Non-PEO NEO Average Compensation Actually Paid Amount								$ 82,187	0	145,131
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Because the Company did not grant equity-based compensation to non-PEO NEOs or maintain defined benefit pension plans during the periods presented, the SCT Total was not subject to any such adjustments. Accordingly, the Average Compensation Actually Paid to non-PEO NEOs is the same as the average total compensation reported in the SCT for each applicable year.

Compensation Actually Paid vs. Total Shareholder Return
During the fiscal years ended December 31, 2025, 2024 and 2023, the Company did not utilize any financial performance measures to link executive compensation actually paid to the Company’s performance. Accordingly, the compensation actually paid to our named executive officers as reflected in the table above consists primarily of base salary and standard benefits. While the Company’s Net Income and Total Shareholder Return fluctuated during these periods as shown in the table, these fluctuations did not result in adjustments to executive compensation.

Compensation Actually Paid vs. Net Income
During the fiscal years ended December 31, 2025, 2024 and 2023, the Company did not utilize any financial performance measures to link executive compensation actually paid to the Company’s performance. Accordingly, the compensation actually paid to our named executive officers as reflected in the table above consists primarily of base salary and standard benefits. While the Company’s Net Income and Total Shareholder Return fluctuated during these periods as shown in the table, these fluctuations did not result in adjustments to executive compensation.

Total Shareholder Return Amount								$ 67.58	4.63	41.47
Net Income (Loss)								1,072,434	(4,224,278)	(17,633,924)
PEO Name	David Lazar	Jeremy Hitchcock	Mehul Patel	David Lazar		Jeremy Hitchcock	Li Wai Chung
David Lazar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								0	402,250
PEO Actually Paid Compensation Amount								0	402,250
PEO Name					David Lazar
Li Wai Chung [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								206,542
PEO Actually Paid Compensation Amount								$ 206,542
Jeremy Hitchcock [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									37,500	0
PEO Actually Paid Compensation Amount									37,500	0
PEO Name					Jeremy Hitchcock
Mehul Patel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount										346,393
PEO Actually Paid Compensation Amount										$ 346,393
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									$ 402,250